UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07739

                                     Harding, Loevner Funds, Inc.

(Exact name of registrant as specified in charter)

400 Crossing Boulevard, Fourth Floor

                                 Bridgewater, NJ 08807

(Address of principal executive offices) (Zip code)

Owen T. Meacham, Esq.

The Northern Trust Company

50 South LaSalle Street, B-7

                                             Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 435-8105

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments.

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

January 31, 2013 (unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Australia - 1.5%

Cochlear Ltd. (Health Care Equipment & Services)†	81,900	$6,899,481

China - 1.0%

China Merchants Holdings International Co., Ltd. (Transportation)†	1,302,241	4,623,216

France - 4.6%

Air Liquide SA (Materials)†	53,600	6,851,006

Dassault Systemes SA (Software & Services)†	82,500	9,153,061

L’Oreal SA (Household & Personal Products)†	33,800	5,020,634

		21,024,701

Germany - 1.3%

QIAGEN NV (Pharmaceuticals, Biotechnology & Life Sciences)*	273,000	5,733,000

Hong Kong - 1.9%

AIA Group Ltd. (Insurance)†	2,169,000	8,634,418

India - 2.6%

HDFC Bank Ltd. - ADR (Banks)	137,700	5,538,294

ICICI Bank Ltd. - Sponsored ADR (Banks)	133,500	6,114,300

		11,652,594

Indonesia - 1.1%

Bank Central Asia Tbk PT (Banks)†	5,040,000	4,991,821

Japan - 8.3%

ABC-Mart Inc. (Retailing)†	132,500	5,042,188

FANUC Corp. (Capital Goods)†	64,600	10,055,120

Keyence Corp. (Technology Hardware & Equipment)†	19,596	5,431,997

M3 Inc. (Health Care Equipment & Services)†	2,800	4,564,495

Unicharm Corp. (Household & Personal Products)†	239,700	12,709,276

		37,803,076

Mexico - 3.0%

America Movil SAB de CV, Series L - ADR (Telecommunication Services)	327,300	8,234,868

	Shares	Value
COMMON STOCKS - 98.9% (continued)

Mexico - 3.0% (continued)

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	32,700	$5,169,216

		13,404,084

Russia - 0.8%

Gazprom OAO - Sponsored ADR (Energy)†	369,000	3,481,423

South Africa - 1.2%

Sasol Ltd. (Energy)†	131,000	5,672,240

Spain - 1.2%

Inditex SA (Retailing)†	39,500	5,500,553

Sweden - 1.0%

Millicom International Cellular SA - SDR (Telecommunication Services)†	49,600	4,565,812

Switzerland - 7.3%

Kuehne & Nagel International AG, Reg S (Transportation)†	37,200	4,370,555

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	71,000	4,181,577

Nestle SA - Sponsored ADR, Reg S (Food, Beverage & Tobacco)	191,500	13,466,280

Sonova Holding AG, Reg S (Health Care Equipment & Services)†	45,300	5,239,195

Swatch Group AG, Bearer (Consumer Durables & Apparel)†	11,000	6,036,009

		33,293,616

Turkey - 1.5%

Turkiye Garanti Bankasi A/S (Banks)†	26,900	134,962

Turkiye Garanti Bankasi A/S - ADR (Banks)	1,300,000	6,461,000

		6,595,962

United Kingdom - 6.4%

ARM Holdings plc - Sponsored ADR (Semiconductors & Semiconductor Equipment)	169,300	6,951,458

Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)†	152,700	5,118,768

Standard Chartered plc (Banks)†	414,200	11,019,357

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

January 31, 2013 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 98.9% (continued)

United Kingdom - 6.4% (continued)

WPP plc (Media)†	390,800	$6,136,617

		29,226,200

United States - 54.2%

3M Co. (Capital Goods)	50,400	5,067,720

Abbott Laboratories (Health Care Equipment & Services)	138,600	4,695,768

Amazon.com Inc. (Retailing)*	26,000	6,903,000

American Express Co. (Diversified Financials)	74,700	4,393,107

Apple Inc. (Technology Hardware & Equipment)	14,400	6,556,464

BorgWarner Inc. (Automobiles & Components)*	62,500	4,636,250

Bunge Ltd. (Food, Beverage & Tobacco)	73,500	5,855,010

Citrix Systems Inc. (Software & Services)*	112,000	8,193,920

Coach Inc. (Consumer Durables & Apparel)	131,000	6,681,000

Cognizant Technology Solutions Corp., Class A (Software & Services)*	61,400	4,800,252

Colgate-Palmolive Co. (Household & Personal Products)	71,300	7,655,481

eBay Inc. (Software & Services)*	313,900	17,556,427

EMC Corp. (Technology Hardware & Equipment)*	193,400	4,759,574

Emerson Electric Co. (Capital Goods)	193,800	11,095,050

Exxon Mobil Corp. (Energy)	68,500	6,162,945

F5 Networks Inc. (Technology Hardware & Equipment)*	64,900	6,806,712

First Republic Bank (Banks)	135,000	4,818,150

Google Inc., Class A (Software & Services)*	11,200	8,463,728

Informatica Corp. (Software & Services)*	151,500	5,607,015

JPMorgan Chase & Co. (Diversified Financials)	189,000	8,892,450

Lazard Ltd., Class A (Diversified Financials)	153,000	5,301,450

McDonald’s Corp. (Consumer Services)	49,000	4,669,210

Microsoft Corp. (Software & Services)	411,000	11,290,170

Monsanto Co. (Materials)	74,400	7,540,440

	Shares	Value
COMMON STOCKS - 98.9% (continued)

United States - 54.2% (continued)

NIKE Inc., Class B (Consumer Durables & Apparel)	152,600	$8,248,030

Praxair Inc. (Materials)	50,300	5,551,611

Procter & Gamble Co. (Household & Personal Products)	60,700	4,562,212

Ralph Lauren Corp. (Consumer Durables & Apparel)	27,300	4,544,904

Schlumberger Ltd. (Energy)	154,700	12,074,335

Sigma-Aldrich Corp. (Materials)	123,900	9,581,187

SVB Financial Group (Banks)*	68,200	4,526,434

Teradata Corp. (Software & Services)*	109,700	7,312,602

Trimble Navigation Ltd. (Technology Hardware & Equipment)*	94,600	5,912,500

Wells Fargo & Co. (Banks)	448,700	15,628,221

		246,343,329

Total Common Stocks (Cost $373,021,995)		$449,445,526

CASH EQUIVALENT - 0.8%

Northern Institutional Funds - Prime Obligations Portfolio, 0.10% (Money Market Fund)	3,731,081	3,731,081

Total Cash Equivalent (Cost $3,731,081)		$3,731,081

Total Investments — 99.7%

(Cost $376,753,076)		$453,176,607

Other Assets Less Liabilities - 0.3%		1,311,691

Net Assets — 100.0%		$454,488,298

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

SDR	Swedish Depository Receipt.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

January 31, 2013 (unaudited) (continued)

Industry	Percentage of Net Assets

Automobiles & Components	1.0%

Banks	13.0

Capital Goods	5.8

Consumer Durables & Apparel	5.6

Consumer Services	1.0

Diversified Financials	4.1

Energy	6.0

Food, Beverage & Tobacco	5.4

Health Care Equipment & Services	4.7

Household & Personal Products	6.6

Insurance	1.9

Materials	6.5

Media	1.4

Money Market Fund	0.8

Pharmaceuticals, Biotechnology & Life Sciences	3.3

Retailing	3.9

Semiconductors & Semiconductor Equipment	1.5

Software & Services	15.9

Technology Hardware & Equipment	6.5

Telecommunication Services	2.8

Transportation	2.0

Total Investments	99.7

Other Assets Less Liabilities	0.3

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

January 31, 2013 (unaudited)

	Shares	Value
COMMON STOCKS - 94.3%

Australia - 3.4%

Cochlear Ltd. (Health Care Equipment & Services)†	505,800	$42,609,979

CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	775,000	44,397,352

		87,007,331

Belgium - 2.1%

Anheuser-Busch InBev NV - Sponsored ADR (Food, Beverage & Tobacco)	609,500	54,001,700

Brazil - 0.9%

Petroleo Brasileiro SA - ADR (Energy)	1,262,000	23,069,360

Canada - 5.2%

Canadian National Railway Co. (Transportation)	497,700	47,609,982

Imperial Oil Ltd. (Energy)	844,500	37,115,775

Potash Corp. of Saskatchewan Inc. (Materials)	1,180,000	50,150,000

		134,875,757

Finland - 1.5%

Nokian Renkaat oyj (Automobiles & Components)†	928,000	39,865,850

France - 12.5%

Air Liquide SA (Materials)†	618,000	78,991,081

Dassault Systemes SA (Software & Services)†	781,000	86,648,979

L’Oreal SA (Household & Personal Products)†	412,500	61,272,527

LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)†	176,200	33,236,752

Schneider Electric SA (Capital Goods)†	805,000	61,341,983

		321,491,322

Germany - 9.8%

Allianz SE, Reg S (Insurance)†	506,000	72,404,990

Bayerische Motoren Werke AG (Automobiles & Components)†	166,027	16,719,754

Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)†	1,000,000	70,526,207

SAP AG - Sponsored ADR (Software & Services)	1,131,500	92,805,630

		252,456,581

	Shares	Value
COMMON STOCKS - 94.3% (continued)

Hong Kong - 5.0%

AIA Group Ltd. (Insurance)†	15,575,000	$62,001,413

Li & Fung Ltd. (Retailing)†	31,733,223	44,574,433

Xinyi Glass Holdings Ltd. (Automobiles & Components)†	33,102,000	21,628,026

		128,203,872

India - 1.7%

ICICI Bank Ltd. - Sponsored ADR (Banks)	968,000	44,334,400

Japan - 10.7%

FANUC Corp. (Capital Goods)†	413,000	64,284,281

JGC Corp. (Capital Goods)†	1,295,000	36,641,145

Keyence Corp. (Technology Hardware & Equipment)†	116,681	32,343,887

M3 Inc. (Health Care Equipment & Services)†	16,200	26,408,865

MISUMI Group Inc. (Capital Goods)†	1,098,500	28,707,428

Sysmex Corp. (Health Care Equipment & Services)†	648,000	30,864,846

Unicharm Corp. (Household & Personal Products)†	1,088,000	57,687,493

		276,937,945

Mexico - 1.7%

America Movil SAB de CV, Series L - ADR (Telecommunication Services)	1,784,000	44,885,440

Poland - 1.1%

Bank Pekao SA - GDR, Reg S (Banks)#†	577,500	28,434,079

Russia - 1.1%

Gazprom OAO - Sponsored ADR (Energy)†	3,100,000	29,247,731

Singapore - 0.9%

DBS Group Holdings Ltd. (Banks)†	1,850,083	22,398,652

South Africa - 1.9%

MTN Group Ltd. (Telecommunication Services)†	1,285,000	25,158,576

Sasol Ltd. (Energy)†	579,000	25,070,433

		50,229,009

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

January 31, 2013 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 94.3% (continued)

South Korea - 1.3%

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	50,300	$33,295,362

Sweden - 1.8%

Atlas Copco AB, Class A (Capital Goods)†	1,592,000	45,442,756

Switzerland - 11.2%

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	482,300	28,405,275

Nestle SA - Sponsored ADR, Reg S (Food, Beverage & Tobacco)	1,352,000	95,072,640

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	308,500	68,113,849

Sonova Holding AG, Reg S (Health Care Equipment & Services)†	369,000	42,676,884

Swatch Group AG, Bearer (Consumer Durables & Apparel)†	99,400	54,543,576

		288,812,224

Taiwan - 1.4%

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	10,430,125	35,802,110

Turkey - 2.1%

Turkiye Garanti Bankasi A/S (Banks)†	345,100	1,731,428

Turkiye Garanti Bankasi A/S - ADR (Banks)	10,750,000	53,427,500

		55,158,928

United Kingdom - 12.9%

ARM Holdings plc (Semiconductors & Semiconductor Equipment)†	6,483,500	88,751,742

BG Group plc (Energy)†	2,262,000	40,199,645

Standard Chartered plc (Banks)†	2,796,000	74,384,652

TESCO plc (Food & Staples Retailing)†	5,437,000	30,702,501

Unilever plc (Food, Beverage & Tobacco)†	760,000	30,940,385

WPP plc (Media)†	4,335,000	68,071,221

		333,050,146

	Shares	Value
COMMON STOCKS - 94.3% (continued)

United States - 4.1%

Bunge Ltd. (Food, Beverage & Tobacco)	485,000	$38,635,100

Schlumberger Ltd. (Energy)	861,800	67,263,490

		105,898,590

Total Common Stocks (Cost $2,047,022,010)		$2,434,899,145

PREFERRED STOCKS - 3.8%

Brazil - 2.7%

Itau Unibanco Holding SA - ADR (Banks)	3,992,500	68,790,775

South Korea - 1.1%

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	74,200	28,881,943

Total Preferred Stocks (Cost $88,392,718)		$97,672,718

CASH EQUIVALENT - 3.2%

Northern Institutional Funds - Prime Obligations Portfolio, 0.10% (Money Market Fund)	82,795,391	82,795,391

Total Cash Equivalent (Cost $82,795,391)		$82,795,391

Total Investments — 101.3%

(Cost $2,218,210,119)		$2,615,367,254

Liabilities Less Other Assets - (1.3)%		(32,502,146)

Net Assets — 100.0%		$2,582,865,108

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

January 31, 2013 (unaudited) (continued)

Industry	Percentage of Net Assets

Automobiles & Components	3.0%

Banks	11.4

Capital Goods	9.2

Consumer Durables & Apparel	3.4

Energy	8.6

Food & Staples Retailing	1.2

Food, Beverage & Tobacco	8.5

Health Care Equipment & Services	8.3

Household & Personal Products	4.6

Insurance	5.2

Materials	5.0

Media	2.6

Money Market Fund	3.2

Pharmaceuticals, Biotechnology & Life Sciences	5.5

Retailing	1.7

Semiconductors & Semiconductor Equipment	7.2

Software & Services	6.9

Technology Hardware & Equipment	1.3

Telecommunication Services	2.7

Transportation	1.8

Total Investments	101.3

Liabilities Less Other Assets	(1.3)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2013 (unaudited)

	Shares	Value
COMMON STOCKS - 94.3%

Australia - 7.1%

Bank of Queensland Ltd. (Banks)†	55,289	$474,272

Bradken Ltd. (Capital Goods)†	84,400	549,566

Imdex Ltd. (Materials)†	586,433	1,110,523

SAI Global Ltd. (Commercial & Professional Services)†	180,397	842,630

TPG Telecom Ltd. (Telecommunication Services)†	553,700	1,577,344

		4,554,335

Austria - 1.0%

Semperit AG Holding (Capital Goods)†	15,230	661,641

Brazil - 0.5%

Fleury SA (Health Care Equipment & Services)	20,800	232,405

Mills Estruturas e Servicos de Engenharia SA (Capital Goods)	6,500	109,348

		341,753

Canada - 1.5%

Laurentian Bank of Canada (Banks)	22,100	977,151

China - 4.1%

Dalian Refrigeration Co., Ltd., Class B (Capital Goods)†	192,786	149,141

Vinda International Holdings Ltd. (Household & Personal Products)†	695,000	962,026

Wasion Group Holdings Ltd. (Technology Hardware & Equipment)†	1,110,000	625,688

Yip’s Chemical Holdings Ltd. (Materials)†	1,092,000	895,374

		2,632,229

Finland - 1.8%

Vacon plc (Capital Goods)†	9,777	580,417

Vaisala oyj, Class A (Technology Hardware & Equipment)†	22,700	575,842

		1,156,259

France - 6.2%

Ingenico (Technology Hardware & Equipment)†	18,000	1,134,412

Rubis SCA (Utilities)†	13,982	1,012,819

Touax SA (Transportation)†	21,871	642,449

	Shares	Value
COMMON STOCKS - 94.3% (continued)

France - 6.2% (continued)

Virbac SA (Pharmaceuticals, Biotechnology & Life Sciences)†	5,410	$1,212,118

		4,001,798

Germany - 9.4%

Carl Zeiss Meditec AG - Bearer (Health Care Equipment & Services)†	37,670	1,230,636

Drillisch AG (Telecommunication Services)†	70,321	1,154,391

Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)†	15,720	808,794

Gerry Weber International AG (Consumer Durables & Apparel)†	2,110	102,653

KWS Saat AG (Food, Beverage & Tobacco)†	4,791	1,778,288

Pfeiffer Vacuum Technology AG (Capital Goods)†	7,710	961,481

		6,036,243

Hong Kong - 3.4%

Chong Hing Bank Ltd. (Banks)†	326,000	701,814

Pico Far East Holdings Ltd. (Media)†	1,299,000	356,672

Vitasoy International Holdings Ltd. (Food, Beverage & Tobacco)†	1,100,000	1,158,555

		2,217,041

Indonesia - 3.6%

Bank Bukopin Tbk PT (Banks)†	14,372,166	989,042

Wijaya Karya Persero Tbk PT (Capital Goods)†	7,891,500	1,336,538

		2,325,580

Ireland - 2.7%

FBD Holdings plc (Insurance)#†	53,135	786,399

Grafton Group plc (Capital Goods)†	158,000	932,596

		1,718,995

Italy - 1.9%

Cembre SpA (Capital Goods)†	67,914	640,689

MARR SpA (Food & Staples Retailing)†	52,963	593,032

		1,233,721

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2013 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 94.3% (continued)

Japan - 10.9%

BML Inc. (Health Care Equipment & Services)†	28,700	$699,335

C Uyemura & Co., Ltd. (Materials)†	9,600	313,701

GMO internet Inc. (Software & Services)†	109,000	796,987

Hiday Hidaka Corp. (Consumer Services)†	4,400	99,765

Lintec Corp. (Materials)†	36,400	671,370

Message Co., Ltd. (Health Care Equipment & Services)†	330	891,148

Nakanishi Inc. (Health Care Equipment & Services)†	7,400	857,589

Pigeon Corp. (Household & Personal Products)†	23,500	1,281,909

Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	74,000	925,546

Tsumura & Co. (Pharmaceuticals, Biotechnology & Life Sciences)†	15,000	492,756

		7,030,106

Malaysia - 2.3%

Coastal Contracts Bhd. (Capital Goods)†	792,466	517,740

Supermax Corp., Bhd. (Health Care Equipment & Services)†	1,036,000	640,498

United Plantations Bhd. (Food, Beverage & Tobacco)†	37,700	314,535

		1,472,773

Netherlands - 2.7%

ASM International NV (Semiconductors & Semiconductor Equipment)†	2,700	107,594

Brunel International NV (Commercial & Professional Services)†	18,427	987,276

KAS Bank NV - CVA (Diversified Financials)†	53,685	641,514

		1,736,384

New Zealand - 0.1%

Sanford Ltd. (Food, Beverage & Tobacco)†	22,153	80,956

Singapore - 5.7%

Goodpack Ltd. (Transportation)†	325,000	479,228

	Shares	Value
COMMON STOCKS - 94.3% (continued)

Singapore - 5.7% (continued)

Super Group Ltd. (Food, Beverage & Tobacco)†	731,000	$2,039,228

Tat Hong Holdings Ltd. (Capital Goods)†	941,000	1,170,597

		3,689,053

South Korea - 3.5%

Cheil Worldwide Inc. (Media)†	61,540	1,265,735

Han Kuk Carbon Co., Ltd. (Materials)†	102,100	698,300

Samwha Capacitor Co., Ltd. (Technology Hardware & Equipment)†	60,900	324,294

		2,288,329

Spain - 1.3%

Construcciones y Auxiliar de Ferrocarriles SA (Capital Goods)†	1,742	872,518

Sweden - 5.7%

Avanza Bank Holding AB (Diversified Financials)†	32,900	800,285

Industrial & Financial Systems, Class B (Software & Services)†	66,736	1,135,950

Kabe Husvagnar AB, Class B (Consumer Durables & Apparel)†	28,700	471,735

Mekonomen AB (Retailing)†	35,100	1,245,386

		3,653,356

Switzerland - 2.1%

Huber & Suhner AG, Reg S (Capital Goods)†	9,060	460,928

LEM Holding SA, Reg S (Technology Hardware & Equipment)†	1,465	915,215

		1,376,143

Taiwan - 2.7%

Nak Sealing Technologies Corp. (Capital Goods)†	287,000	489,908

Taiwan Paiho Ltd. (Consumer Durables & Apparel)†	931,088	535,977

Youngtek Electronics Corp. (Semiconductors & Semiconductor Equipment)†	322,973	742,213

		1,768,098

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2013 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 94.3% (continued)

Thailand - 1.1%

Khon Kaen Sugar Industry pcl (Food, Beverage & Tobacco)†	1,421,200	$691,060

United Kingdom - 12.8%

BBA Aviation plc (Transportation)†	260,000	915,299

Britvic plc (Food, Beverage & Tobacco)†	132,500	944,102

Domino Printing Sciences plc (Technology Hardware & Equipment)†	69,000	721,215

Gooch & Housego plc (Technology Hardware & Equipment)†	53,600	382,637

Greggs plc (Food & Staples Retailing)†	51,834	392,831

Morgan Crucible Co., plc (Capital Goods)†	189,500	833,538

PayPoint plc (Commercial & Professional Services)†	95,305	1,264,793

Rathbone Brothers plc (Diversified Financials)†	52,430	1,118,406

RPS Group plc (Commercial & Professional Services)†	204,960	751,164

Synergy Health plc (Health Care Equipment & Services)†	53,113	923,280

		8,247,265

United States - 0.2%

First Cash Financial Services Inc. (Diversified Financials)*	2,000	106,620

Total Common Stocks (Cost $48,373,625)		$60,869,407

PREFERRED STOCKS - 1.7%

Germany - 1.7%

Draegerwerk AG & Co. KGaA (Health Care Equipment & Services)†	8,717	1,069,235

Total Preferred Stocks (Cost $713,578)		$1,069,235

	Shares	Value
WARRANTS - 0.0%

Malaysia - 0.0%

Coastal Contracts Bhd., Expires 7/18/16 (Capital Goods)	115,333	$9,280

Total Warrants (Cost $—)		$9,280

CASH EQUIVALENT - 1.0%

Northern Institutional Funds - Prime Obligations Portfolio, 0.10% (Money Market Fund)	647,118	$647,118

Total Cash Equivalent (Cost $647,118)		$647,118

Total Investments — 97.0%

(Cost $49,734,321)		$62,595,040

Other Assets Less Liabilities - 3.0%		1,928,884

Net Assets — 100.0%		$64,523,924

Summary of Abbreviations

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2013 (unaudited) (continued)

Industry	Percentage of Net Assets

Banks	4.9%

Capital Goods	15.9

Commercial & Professional Services	6.0

Consumer Durables & Apparel	1.7

Consumer Services	0.2

Diversified Financials	4.1

Food & Staples Retailing	1.5

Food, Beverage & Tobacco	10.9

Health Care Equipment & Services	10.1

Household & Personal Products	3.5

Insurance	1.2

Materials	5.7

Media	2.5

Money Market Fund	1.0

Pharmaceuticals, Biotechnology & Life Sciences	5.3

Retailing	1.9

Semiconductors & Semiconductor Equipment	1.3

Software & Services	3.0

Technology Hardware & Equipment	7.3

Telecommunication Services	4.2

Transportation	3.2

Utilities	1.6

Total Investments	97.0

Other Assets Less Liabilities	3.0

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2013 (unaudited)

	Shares	Value
COMMON STOCKS - 84.9%

Brazil - 6.7%

Banco Bradesco SA - ADR (Banks)	586,000	$10,770,680

BM&FBovespa SA (Diversified Financials)	1,421,400	9,950,193

Natura Cosmeticos SA (Household & Personal Products)	136,700	3,686,338

Odontoprev SA (Health Care Equipment & Services)	538,000	2,742,210

Petroleo Brasileiro SA - ADR (Energy)	243,800	4,456,664

Vale SA - Sponsored ADR (Materials)	524,000	10,569,080

		42,175,165

Chile - 2.2%

Banco Santander Chile - ADR (Banks)	206,300	6,230,260

Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Materials)	135,000	7,673,400

		13,903,660

China - 10.5%

51job Inc. - ADR (Commercial & Professional Services)*	63,000	3,402,000

Anhui Conch Cement Co., Ltd., Class H (Materials)†	1,390,000	5,463,512

Baidu Inc. - Sponsored ADR (Software & Services)*	76,000	8,230,800

China Merchants Holdings International Co., Ltd. (Transportation)†	3,121,063	11,080,397

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	146,800	8,029,960

CNOOC Ltd. - ADR (Energy)	52,900	10,861,957

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	3,050,000	3,146,280

Tencent Holdings Ltd. (Software & Services)†	347,000	12,156,115

Wumart Stores Inc., Class H (Food & Staples Retailing)†	1,831,000	3,648,970

		66,019,991

Colombia - 2.7%

Bancolombia SA - Sponsored ADR (Banks)	44,000	3,058,440

Cementos Argos SA - Sponsored ADR (Materials)#†	115,400	3,555,451

	Shares	Value
COMMON STOCKS - 84.9% (continued)

Colombia - 2.7% (continued)

Ecopetrol SA - Sponsored ADR (Energy)	158,800	$10,052,040

		16,665,931

Czech Republic - 1.0%

Komercni Banka A/S (Banks)†	31,700	6,400,865

Hong Kong - 3.1%

AIA Group Ltd. (Insurance)†	2,809,000	11,182,149

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	668,000	8,437,271

		19,619,420

Hungary - 0.5%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)†	18,000	3,103,870

India - 7.4%

Ambuja Cements Ltd. (Materials)†	2,699,400	10,357,101

Axis Bank Ltd. (Banks)†	351,000	9,940,934

Bajaj Auto Ltd. (Automobiles & Components)†	154,000	5,867,702

Dabur India Ltd. (Household & Personal Products)†	2,232,000	5,568,276

HDFC Bank Ltd. - ADR (Banks)	170,400	6,853,488

Maruti Suzuki India Ltd. (Automobiles & Components)†	257,500	7,658,915

		46,246,416

Indonesia - 4.6%

Astra International Tbk PT (Automobiles & Components)†	10,118,000	7,637,636

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	11,020,000	8,991,625

Semen Indonesia Persero Tbk PT (Materials)†	5,585,100	9,029,668

United Tractors Tbk PT (Capital Goods)†	1,509,000	3,064,506

		28,723,435

Italy - 1.2%

Tenaris SA - ADR (Energy)	180,000	7,572,600

Malaysia - 1.0%

Axiata Group Bhd. (Telecommunication Services)†	3,036,400	6,160,256

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2013 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 84.9% (continued)

Mexico - 8.5%

America Movil SAB de CV, Series L - ADR (Telecommunication Services)	523,500	$13,171,260

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	62,000	9,800,960

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	102,000	11,004,780

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	67,100	8,012,411

Grupo Financiero Banorte SAB de CV, Class O (Banks)	1,614,500	11,132,337

		53,121,748

Netherlands - 0.7%

OCI NV (Capital Goods)*†	109,300	4,122,796

Nigeria - 1.6%

Zenith Bank plc (Banks)	77,195,000	10,069,981

Panama - 1.9%

Copa Holdings SA, Class A (Transportation)	107,000	11,727,200

Peru - 1.3%

Credicorp Ltd. (Banks)	53,000	8,306,690

Poland - 0.8%

Bank Pekao SA (Banks)†	101,500	4,990,447

Russia - 4.6%

Gazprom OAO - Sponsored ADR (Energy)†	280,600	2,647,391

Lukoil OAO - Sponsored ADR (Energy)	181,000	12,235,600

Sberbank of Russia (Banks)#†	624,100	2,274,533

Sberbank of Russia - Sponsored ADR (Banks)#†	810,000	11,969,567

		29,127,091

South Africa - 2.4%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*†	381,700	7,033,920

Impala Platinum Holdings Ltd. (Materials)†	200,300	3,631,202

Standard Bank Group Ltd. (Banks)†	324,100	4,227,747

		14,892,869

	Shares	Value
COMMON STOCKS - 84.9% (continued)

South Korea - 3.8%

Amorepacific Corp. (Household & Personal Products)†	5,700	$5,730,631

Hankook Tire Co., Ltd. (Automobiles & Components)*†	92,932	3,812,965

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	11,800	7,810,840

Samsung Fire & Marine Insurance Co., Ltd. (Insurance)†	31,960	6,471,161

		23,825,597

Taiwan - 8.6%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	1,156,000	4,835,583

Delta Electronics Inc. (Technology Hardware & Equipment)†	1,443,189	5,228,424

Hiwin Technologies Corp. (Capital Goods)†	512,700	4,106,608

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	4,400,652	12,576,134

MediaTek Inc. (Semiconductors & Semiconductor Equipment)†	897,000	9,799,711

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	5,175,277	17,764,489

		54,310,949

Thailand - 2.0%

Siam Commercial Bank pcl (Banks)†	2,114,970	12,695,494

Turkey - 3.5%

Arcelik A/S (Consumer Durables & Apparel)†	2,265,000	14,804,237

Turkiye Garanti Bankasi A/S (Banks)†	1,440,000	7,224,735

		22,028,972

United Arab Emirates - 0.8%

Dragon Oil plc (Energy)†	571,300	5,149,849

United Kingdom - 3.5%

Bank of Georgia Holdings plc (Banks)†	61,715	1,226,162

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2013 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 84.9% (continued)

United Kingdom - 3.5% (continued)

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	703,400	$8,996,956

SABMiller plc (Food, Beverage & Tobacco)†	235,000	11,589,050

		21,812,168

Total Common Stocks (Cost $426,477,940)		$532,773,460

PREFERRED STOCKS - 9.3%

Brazil - 4.6%

Cia de Bebidas das Americas - ADR (Food, Beverage & Tobacco)	299,600	14,099,176

Itau Unibanco Holding SA - ADR (Banks)	195,200	3,363,296

Petroleo Brasileiro SA - Sponsored ADR (Energy)	296,200	5,358,258

Vale SA - Sponsored ADR (Materials)	308,600	5,940,550

		28,761,280

Russia - 1.3%

AK Transneft OAO (Energy)#†	3,550	8,335,971

South Korea - 3.4%

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	54,400	21,174,901

Total Preferred Stocks (Cost $47,590,701)		$58,272,152

PARTICIPATION NOTES - 3.0%

Qatar - 2.1%

Industries Qatar QSC, Issued by HSBC Bank plc, Maturity Date 2/23/15 (Capital Goods)#^†	182,000	8,464,419

Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/23/13 (Banks)#^†	134,600	4,821,603

		13,286,022

	Shares	Value
PARTICIPATION NOTES - 3.0% (continued)

Saudi Arabia - 0.9%

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 5/4/15 (Commercial & Professional Services)#^†	135,200	$5,587,968

Total Participation Notes (Cost $17,487,789)		$18,873,990

CASH EQUIVALENT - 2.6%

Northern Institutional Funds - Prime Obligations Portfolio, 0.10% (Money Market Fund)	16,508,930	16,508,930

Total Cash Equivalent (Cost $16,508,930)		$16,508,930

Total Investments — 99.8%

(Cost $508,065,360)		$626,428,532

Other Assets Less Liabilities - 0.2%		1,066,497

Net Assets — 100.0%		$627,495,029

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.0% of net assets as of January 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2013 (unaudited) (continued)

Industry	Percentage of Net Assets

Automobiles & Components	4.0%

Banks	21.4

Capital Goods	3.1

Commercial & Professional Services	1.4

Consumer Durables & Apparel	2.4

Diversified Financials	1.6

Energy	10.6

Food & Staples Retailing	0.6

Food, Beverage & Tobacco	7.4

Health Care Equipment & Services	0.4

Household & Personal Products	2.4

Insurance	2.8

Materials	9.0

Money Market Fund	2.6

Pharmaceuticals, Biotechnology & Life Sciences	3.1

Semiconductors & Semiconductor Equipment	10.4

Software & Services	3.2

Technology Hardware & Equipment	3.6

Telecommunication Services	4.4

Transportation	5.4

Total Investments	99.8

Other Assets Less Liabilities	0.2

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2013 (unaudited)

	Shares	Value
COMMON STOCKS - 86.0%

Brazil - 7.9%

Banco Bradesco SA - ADR (Banks)	1,690,202	$31,065,913

BM&FBovespa SA (Diversified Financials)	4,127,000	28,890,140

Natura Cosmeticos SA (Household & Personal Products)	413,400	11,148,005

Odontoprev SA (Health Care Equipment & Services)	1,494,000	7,614,985

Petroleo Brasileiro SA - ADR (Energy)	1,312,884	23,999,519

Vale SA - Sponsored ADR (Materials)	2,065,983	41,670,877

		144,389,439

Chile - 2.2%

Banco Santander Chile - ADR (Banks)	599,500	18,104,900

Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Materials)	395,900	22,502,956

		40,607,856

China - 10.5%

51job Inc. - ADR (Commercial & Professional Services)*	187,271	10,112,633

Anhui Conch Cement Co., Ltd., Class H (Materials)†	4,200,000	16,508,454

Baidu Inc. - Sponsored ADR (Software & Services)*	219,300	23,750,190

China Merchants Holdings International Co., Ltd. (Transportation)†	9,187,103	32,616,052

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	435,600	23,827,320

CNOOC Ltd. - ADR (Energy)	155,700	31,969,881

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	8,751,000	9,027,244

Tencent Holdings Ltd. (Software & Services)†	954,000	33,420,558

Wumart Stores Inc., Class H (Food & Staples Retailing)†	5,396,000	10,753,600

		191,985,932

Colombia - 2.7%

Bancolombia SA - Sponsored ADR (Banks)	128,820	8,954,278

Cementos Argos SA - Sponsored ADR (Materials)#†	344,880	10,625,684

	Shares	Value
COMMON STOCKS - 86.0% (continued)

Colombia - 2.7% (continued)

Ecopetrol SA - Sponsored ADR (Energy)	464,300	$29,390,190

		48,970,152

Czech Republic - 1.0%

Komercni Banka A/S (Banks)†	93,300	18,839,138

Hong Kong - 3.1%

AIA Group Ltd. (Insurance)†	8,382,000	33,367,309

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	1,826,100	23,064,821

		56,432,130

Hungary - 0.5%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)†	52,800	9,104,684

India - 7.4%

Ambuja Cements Ltd. (Materials)†	7,880,400	30,235,646

Axis Bank Ltd. (Banks)†	1,022,400	28,956,157

Bajaj Auto Ltd. (Automobiles & Components)†	441,500	16,822,015

Dabur India Ltd. (Household & Personal Products)†	6,702,304	16,720,556

HDFC Bank Ltd. - ADR (Banks)	490,685	19,735,351

Maruti Suzuki India Ltd. (Automobiles & Components)†	757,500	22,530,593

		135,000,318

Indonesia - 4.6%

Astra International Tbk PT (Automobiles & Components)†	29,805,000	22,498,493

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	32,389,000	26,427,380

Semen Indonesia Persero Tbk PT (Materials)†	16,102,600	26,033,755

United Tractors Tbk PT (Capital Goods)†	4,525,000	9,189,457

		84,149,085

Italy - 1.2%

Tenaris SA - ADR (Energy)	519,800	21,867,986

Malaysia - 1.0%

Axiata Group Bhd. (Telecommunication Services)†	9,072,000	18,405,298

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2013 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 86.0% (continued)

Mexico - 8.5%

America Movil SAB de CV, Series L - ADR (Telecommunication Services)	1,512,994	$38,066,929

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	179,000	28,296,320

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	298,300	32,183,587

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	193,998	23,165,301

Grupo Financiero Banorte SAB de CV, Class O (Banks)	4,751,840	32,764,996

		154,477,133

Netherlands - 0.7%

OCI NV (Capital Goods)*†	312,000	11,768,640

Nigeria - 1.6%

Zenith Bank plc (Banks)	228,657,120	29,828,005

Panama - 1.9%

Copa Holdings SA, Class A (Transportation)	310,700	34,052,720

Peru - 1.4%

Credicorp Ltd. (Banks)	157,100	24,622,283

Poland - 0.8%

Bank Pekao SA (Banks)†	292,261	14,369,588

Russia - 4.6%

Gazprom OAO - Sponsored ADR (Energy)†	794,570	7,496,571

Lukoil OAO - Sponsored ADR (Energy)	525,094	35,496,355

Sberbank of Russia - Sponsored ADR (Banks)#†	2,816,000	41,612,716

		84,605,642

South Africa - 2.4%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,111,500	20,482,584

Impala Platinum Holdings Ltd. (Materials)†	575,800	10,438,573

Standard Bank Group Ltd. (Banks)†	974,034	12,705,859

		43,627,016

	Shares	Value
COMMON STOCKS - 86.0% (continued)

South Korea - 3.9%

Amorepacific Corp. (Household & Personal Products)*†	16,900	$16,990,817

Hankook Tire Co., Ltd. (Automobiles & Components)*†	289,138	11,863,224

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	34,680	22,955,927

Samsung Fire & Marine Insurance Co., Ltd. (Insurance)†	95,300	19,296,047

		71,106,015

Taiwan - 8.3%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	3,198,000	13,377,332

Delta Electronics Inc. (Technology Hardware & Equipment)†	3,998,751	14,486,783

Hiwin Technologies Corp. (Capital Goods)†	1,443,900	11,565,303

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	12,286,938	35,113,475

MediaTek Inc. (Semiconductors & Semiconductor Equipment)†	2,539,000	27,738,535

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	14,367,637	49,317,886

		151,599,314

Thailand - 2.0%

Siam Commercial Bank pcl (Banks)†	6,179,000	37,090,577

Turkey - 3.5%

Arcelik A/S (Consumer Durables & Apparel)†	6,597,712	43,123,219

Turkiye Garanti Bankasi A/S (Banks)†	4,150,300	20,822,790

		63,946,009

United Arab Emirates - 0.8%

Dragon Oil plc (Energy)†	1,686,000	15,198,049

United Kingdom - 3.5%

Bank of Georgia Holdings PLC (Banks)†	190,354	3,781,978

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2013 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 86.0% (continued)

United Kingdom - 3.5% (continued)

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	2,109,353	$26,980,034

SABMiller plc (Food, Beverage & Tobacco)†	681,600	33,613,177

		64,375,189

Total Common Stocks (Cost $1,071,295,697)		$1,570,418,198

PREFERRED STOCKS - 8.8%

Brazil - 3.4%

Cia de Bebidas das Americas - ADR (Food, Beverage & Tobacco)	876,900	41,266,914

Itau Unibanco Holding SA - ADR (Banks)	569,258	9,808,315

Petroleo Brasileiro SA - Sponsored ADR (Energy)	284,400	5,144,796

Vale SA - Sponsored ADR (Materials)	339,000	6,525,750

		62,745,775

Russia - 1.4%

AK Transneft OAO (Energy)#†	10,550	24,773,096

South Korea - 4.0%

Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors & Semiconductor Equipment)†	187,759	73,084,160

Total Preferred Stocks (Cost $101,798,739)		$160,603,031

PARTICIPATION NOTES - 3.1%

Qatar - 2.2%

Industries Qatar QSC, Issued by HSBC Bank plc, Maturity Date 2/23/15 (Capital Goods)#^†	546,700	25,425,812

Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/23/13 (Banks)#^†	401,200	14,371,672

		39,797,484

	Shares	Value
PARTICIPATION NOTES - 3.1% (continued)

Saudi Arabia - 0.9%

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 5/4/15 (Commercial & Professional Services)#^†	413,600	$17,094,555

Total Participation Notes (Cost $52,173,493)		$56,892,039

CASH EQUIVALENT - 2.7%

Northern Institutional Funds - Prime Obligations Portfolio, 0.10% (Money Market Fund)	49,898,503	49,898,503

Total Cash Equivalent (Cost $49,898,503)		$49,898,503

Total Investments — 100.6%

(Cost $1,275,166,432)		$1,837,811,771

Liabilities Less Other Assets - (0.6)%		(10,287,980)

Net Assets — 100.0%		$1,827,523,791

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.1% of net assets as of January 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	4.0%

Banks	21.6

Capital Goods	3.2

Commercial & Professional Services	1.5

Consumer Durables & Apparel	2.4

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2013 (unaudited) (continued)

Industry	Percentage of Net Assets

Diversified Financials	1.6%

Energy	10.7

Food & Staples Retailing	0.6

Food, Beverage & Tobacco	7.4

Health Care Equipment & Services	0.4

Household & Personal Products	2.5

Insurance	2.9

Materials	9.0

Money Market Fund	2.7

Pharmaceuticals, Biotechnology & Life Sciences	3.1

Semiconductors & Semiconductor Equipment	10.7

Software & Services	3.1

Technology Hardware & Equipment	3.4

Telecommunication Services	4.4

Transportation	5.4

Total Investments	100.6

Liabilities Less Other Assets	(0.6)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2013 (unaudited)

	Shares	Value
COMMON STOCKS - 90.3%

Bangladesh - 2.4%

Lafarge Surma Cement Ltd. (Materials)*†	1,396,500	$623,721

Power Grid Co. of Bangladesh Ltd. (Utilities)†	605,640	402,056

Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	595,818	1,303,100

		2,328,877

Canada - 1.1%

Katanga Mining Ltd. (Materials)*	774,375	574,531

Petrominerales Ltd. (Energy)	49,600	441,596

		1,016,127

Colombia - 13.0%

Bancolombia SA - Sponsored ADR (Banks)	32,900	2,286,879

Cementos Argos SA - Sponsored ADR (Materials)#†	116,500	3,589,342

Ecopetrol SA - Sponsored ADR (Energy)	51,600	3,266,280

Grupo de Inversiones Suramericana SA - Sponsored ADR (Diversified Financials)#†	42,500	1,804,937

Grupo Odinsa SA (Capital Goods)	171,173	804,086

Interconexion Electrica SA ESP - ADR (Utilities)#†	5,700	801,828

		12,553,352

Croatia - 0.6%

Ericsson Nikola Tesla (Technology Hardware & Equipment)†	2,421	619,168

Egypt - 3.4%

Commercial International Bank Egypt SAE (Banks)†	158,500	836,037

Ghabbour Auto (Automobiles & Components)†	143,420	576,790

Orascom Telecom Holding SAE - GDR, Reg S (Telecommunication Services)*†	186,069	606,357

Oriental Weavers (Consumer Durables & Apparel)†	356,000	1,215,509

		3,234,693

	Shares	Value
COMMON STOCKS - 90.3% (continued)

Estonia - 0.7%

Tallink Group AS (Transportation)*	554,120	$693,698

Ghana - 1.3%

Ghana Commercial Bank Ltd. (Banks)	950,249	1,287,966

Indonesia - 0.9%

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	1,079,480	880,788

Isle of Man - 0.8%

Zhaikmunai LP - GDR, Reg S (Energy)†	72,800	726,258

Jordan - 1.3%

Arab Bank plc (Banks)†	73,050	789,034

Arab Potash Co. (Materials)†	7,924	509,792

		1,298,826

Kazakhstan - 2.5%

Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)*†	225,951	1,832,464

KazMunaiGas Exploration Production JSC - GDR, Reg S (Energy)†	32,650	583,460

		2,415,924

Kenya - 2.0%

Equity Bank Ltd. (Banks)†	1,594,000	477,229

Nation Media Group Ltd. (Media)†	329,200	972,671

Safaricom Ltd. (Telecommunication Services)†	7,407,000	460,571

		1,910,471

Lebanon - 0.6%

Banque Audi sal - Audi Saradar Group - GDR, Reg S (Banks)†	82,890	551,218

Mauritius - 0.4%

Mauritius Commercial Bank (Banks)	68,280	401,383

Morocco - 1.2%

Douja Promotion Groupe Addoha SA (Real Estate)†	152,788	1,128,482

Netherlands - 0.4%

OCI NV (Capital Goods)*†	10,450	394,174

Nigeria - 11.6%

Access Bank plc (Banks)	23,361,093	1,650,068

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2013 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 90.3% (continued)

Nigeria - 11.6% (continued)

Dangote Cement plc (Materials)	1,211,000	$1,078,071

Diamond Bank plc (Banks)*	38,889,692	1,692,685

FBN Holdings plc (Banks)	31,655,000	3,658,001

Lafarge Cement WAPCO Nigeria plc (Materials)	1,680,474	700,420

Nigerian Breweries plc (Food, Beverage & Tobacco)	917,000	938,298

UAC of Nigeria plc (Capital Goods)	4,886,598	1,461,471

		11,179,014

Pakistan - 2.2%

Engro Corp., Ltd. (Materials)†	896,392	863,274

Pakistan Petroleum Ltd. (Energy)†	662,298	1,213,432

		2,076,706

Peru - 9.3%

Alicorp SA (Food, Beverage & Tobacco)	943,483	3,216,129

Credicorp Ltd. (Banks)	21,600	3,385,368

Ferreycorp SAA (Capital Goods)	386,533	369,409

Union Andina de Cementos SAA (Materials)	1,409,880	2,018,400

		8,989,306

Philippines - 9.5%

Bank of the Philippine Islands (Banks)†	1,335,000	3,282,184

International Container Terminal Services Inc. (Transportation)†	510,000	953,382

Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunication Services)	21,660	1,491,724

Universal Robina Corp. (Food, Beverage & Tobacco)†	1,599,000	3,435,777

		9,163,067

Poland - 0.4%

Kernel Holding SA (Food, Beverage & Tobacco)*†	16,680	376,518

Qatar - 6.7%

Commercial Bank of Qatar QSC (Banks)†	52,630	1,129,261

Industries Qatar QSC (Capital Goods)†	62,000	2,883,466

Qatar Electricity & Water Co. (Utilities)†	10,050	393,188

	Shares	Value
COMMON STOCKS - 90.3% (continued)

Qatar - 6.7% (continued)

Qatar National Bank SAQ (Banks)†	56,857	$2,037,143

		6,443,058

Senegal - 1.4%

Sonatel (Telecommunication Services)	41,450	1,371,935

Serbia - 0.2%

Energoprojekt Holding ad Beograd (Capital Goods)*	23,677	194,083

Slovenia - 1.5%

Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	19,560	1,425,624

Sri Lanka - 3.2%

Commercial Bank of Ceylon plc (Banks)†	1,666,000	1,390,880

John Keells Holdings plc (Capital Goods)†	925,000	1,683,042

		3,073,922

Thailand - 3.8%

Home Product Center pcl (Retailing)†	3,278,202	1,517,076

Siam Commercial Bank pcl (Banks)†	192,000	1,152,515

Thai Vegetable Oil pcl (Food, Beverage & Tobacco)†	1,130,000	975,771

		3,645,362

Trinidad & Tobago - 1.3%

Neal & Massy Holdings Ltd. (Capital Goods)	65,422	542,514

Republic Bank Ltd. (Banks)	44,678	737,215

Trinidad Cement Ltd. (Materials)*	50,403	11,037

		1,290,766

United Arab Emirates - 3.6%

Arabtec Holding Co. (Capital Goods)†	1,231,091	992,089

DP World Ltd. (Transportation)#	70,000	918,400

Dragon Oil plc (Energy)†	87,000	784,241

Dubai Financial Market (Diversified Financials)*†	2,324,510	810,477

		3,505,207

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2013 (unaudited) (continued)

	Shares	Value
COMMON STOCKS - 90.3% (continued)

United Kingdom - 1.1%

Ferrexpo plc (Materials)†	54,630	$220,990

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	42,400	542,324

Kazakhmys plc (Materials)†	29,520	342,212

		1,105,526

Vietnam - 1.9%

Hoa Phat Group JSC (Materials)†	601,000	718,036

Petrovietnam Fertilizer & Chemical JSC (Materials)†	485,000	1,066,706

		1,784,742

Total Common Stocks (Cost $72,879,043)		$87,066,241

PARTICIPATION NOTES - 6.9%

Kuwait - 1.7%

Kuwait Projects Co. Holdings, Issued by HSBC Bank plc, Maturity Date 1/16/15 (Diversified Financials)#^†	451,053	649,170

National Bank of Kuwait, Issued by Deutsche Bank AG, Maturity Date 3/28/18 (Banks)#^†	268,900	936,468

		1,585,638

Saudi Arabia - 5.2%

Almarai Co., Ltd., Issued by HSBC Bank plc, Maturity Date 11/24/14 (Food, Beverage & Tobacco)#^†	48,034	842,151

Etihad Etisalat Co., Issued by HSBC Bank plc, Maturity Date 12/5/14 (Telecommunication Services)#^†	80,080	1,606,853

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 5/4/15 (Commercial & Professional Services)#^†	62,400	2,579,063

		5,028,067

Total Participation Notes (Cost $6,251,869)		$6,613,705

	Shares	Value
CASH EQUIVALENT - 2.5%

Northern Institutional Funds - Prime Obligations Portfolio, 0.10% (Money Market Fund)	2,452,547	$2,452,547

Total Cash Equivalent (Cost $2,452,547)		$2,452,547

Total Investments — 99.7%

(Cost $81,583,459)		$96,132,493

Other Assets Less Liabilities - 0.3%		325,666

Net Assets — 100.0%		$96,458,159

Summary of Abbreviations

ADR	American Depository Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 6.9% of net assets as of January 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2013 (unaudited) (continued)

Industry	Percentage of Net Assets

Automobiles & Components	0.6%

Banks	31.5

Capital Goods	9.7

Commercial & Professional Services	2.7

Consumer Durables & Apparel	1.3

Diversified Financials	3.4

Energy	7.3

Food, Beverage & Tobacco	10.1

Materials	12.8

Media	1.0

Money Market Fund	2.5

Pharmaceuticals, Biotechnology & Life Sciences	3.4

Real Estate	1.2

Retailing	1.6

Technology Hardware & Equipment	0.6

Telecommunication Services	5.7

Transportation	2.7

Utilities	1.6

Total Investments	99.7

Other Assets Less Liabilities	0.3

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

January 31, 2013 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company. The Fund currently has six Portfolios, all of which were active as of January 31, 2013 (individually, a “Portfolio”, collectively, the “Portfolios”). The Fund is managed by Harding Loevner LP (the “Investment Adviser”).

Portfolio	Inception Date	Investment Objective
Global Equity Portfolio (“Global Equity”)	Institutional Class: November 3, 2009 Advisor Class: December 1, 1996	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States

International Equity Portfolio (“International Equity”)	Institutional Class: May 11, 1994* Investor Class: September 30, 2005	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States

International Small Companies Portfolio (“International Small Companies”)	Institutional Class: June 30, 2011 Investor Class: March 26, 2007	to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States

Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”)	October 17, 2005	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets

Emerging Markets Portfolio (“Emerging Markets”)	Advisor Class: November 9, 1998	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets

Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”)	Institutional Class: May 27, 2008 Investor Class: December 31, 2010	to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets

* International Equity is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996. Information for periods prior to October 31, 1996 is historical information for the predecessor portfolio.

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board of Directors (“Board”) are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Summary of Significant Accounting Policies (continued)

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

In determining a Portfolio’s net asset value (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described below.

Participation notes are valued based upon the closing or last traded price of their underlying local shares. Such securities are typically categorized as “Level 2” pursuant to the hierarchy described below.

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board has approved daily fair value pricing of certain foreign equity securities. The fair value pricing utilizes quantitative models developed by an independent pricing service, which may provide an adjustment to the closing prices described above. Use of fair value pricing could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of fair value pricing is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities priced in this manner are not specifically designated on the Portfolios’ Portfolio of Investments as being “fair valued”; however, absent the use of significant unobservable inputs into their valuation, securities priced higher or lower than their closing market price would be categorized as “Level 2” pursuant to the hierarchy described below.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Adviser at “fair value”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Portfolio of Investments as securities valued at “fair value” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.

GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This topic defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and/or the inputs to the pricing model used in the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	unadjusted quoted prices in active markets for identical investments
Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

2. Summary of Significant Accounting Policies (continued)

The Portfolios disclose all transfers between levels based on valuations at the end of each reporting period. At January 31, 2013, Frontier Emerging Markets had transfers from Level 1 to Level 2 of $402,056 in the Utilities industry, $1,303,100 in the Pharmaceuticals, Biotechnology and Life Sciences industry, and $623,721 in the Materials industry, compared to Levels assigned to securities on October 31, 2012, due to the daily fair value pricing of certain foreign equity securities as described above. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Portfolios’ investments. Please refer to each Portfolio’s Portfolio of Investments to view individual securities classified by industry type and country.

	Global Equity
ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks	$304,011,745	$145,433,781	$—	$449,445,526
Cash Equivalents	3,731,081	—	—	3,731,081

Total Investments	$307,742,826	$145,433,781	$—	$453,176,607

	International Equity
ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks	$648,371,017	$1,786,528,128	$—	$2,434,899,145
Preferred Stocks	68,790,775	28,881,943	—	97,672,718
Cash Equivalents	82,795,391	—	—	82,795,391

Total Investments	$799,957,183	$1,815,410,071	$—	$2,615,367,254

	International Small Companies
ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks	$1,425,524	$59,443,883	$—	$60,869,407
Preferred Stocks	—	1,069,235	—	1,069,235
Warrants	9,280	—	—	9,280
Cash Equivalents	647,118	—	—	647,118

Total Investments	$2,081,922	$60,513,118	$—	$62,595,040

2. Summary of Significant Accounting Policies (continued)

	Institutional Emerging Markets
ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks	$209,601,329	$323,172,131	$—	$532,773,460
Preferred Stocks	28,761,280	29,510,872	—	58,272,152
Participation Notes	—	18,873,990	—	18,873,990
Cash Equivalents	16,508,930	—	—	16,508,930

Total Investments	$254,871,539	$371,556,993	$—	$626,428,532

	Emerging Markets
ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks	$633,081,620	$937,336,578	$—	$1,570,418,198
Preferred Stocks	62,745,775	97,857,256	—	160,603,031
Participation Notes	—	56,892,039	—	56,892,039
Cash Equivalents	49,898,503	—	—	49,898,503

Total Investments	$745,725,898	$1,092,085,873	$—	$1,837,811,771

	Frontier Emerging Markets
ASSET VALUATION INPUT

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common Stocks	$35,191,647	$51,874,594	$—	$87,066,241
Participation Notes	—	6,613,705	—	6,613,705
Cash Equivalents	2,452,547	—	—	2,452,547

Total Investments	$37,644,194	$58,488,299	$—	$96,132,493

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

3. Income Tax

The cost of investments for federal income tax purposes and the components of net unrealized appreciation / (depreciation) on investments at January 31, 2013, for each of the Portfolios were as follows:

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)	Cost
Global Equity	$76,319,964	$(2,404,726)	$73,915,238	$379,261,369
International Equity	419,103,608	(29,317,843)	389,785,765	2,225,581,489
International Small Companies	13,053,854	(1,174,778)	11,879,076	50,715,964
Institutional Emerging Markets	120,191,802	(12,067,452)	108,124,350	518,304,182
Emerging Markets	578,225,377	(24,945,701)	553,279,676	1,284,532,095
Frontier Emerging Markets	16,366,251	(3,035,420)	13,330,831	82,801,662

4. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on January 31, 2013.

5. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. Participation notes are issued by banks or broker-dealers and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter and are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio investing in participation notes would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. Participation notes may be more volatile and less liquid than other investments held by the Portfolios.

6. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices to be more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Frontier Emerging Markets is permitted to invest up to 35% of its total assets in securities of companies in any one industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index. During periods when the Portfolio has invested more than 25% of its assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. At January 31, 2013 the Portfolio’s investment in the Banking industry amounted to 31.4% of total assets.

7. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2.	Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President (Principal Executive Officer)

Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President (Principal Executive Officer)

Date:	March 26, 2013

By:	/s/ Charles S. Todd
Charles S. Todd, Treasurer (Principal Financial Officer)

Date:	March 26, 2013